Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Treasury Stock	Paid-in Capital	Accumulated deficit
Balance at at Dec. 31, 2014	$ 1,199,988	$ 1,803		$ 1,321,057	$ (122,872)
Balance (in shares) at Dec. 31, 2014		15,024,974
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(510,789)				(510,789)
Stock issued during the period private placement	250			250
Stock Issued During Period, Shares, New Issues		11,083,333
Stock Issued During Period, Value, New Issues	189,673	$ 1,330		188,343
Stock Issued During Period, Shares, Other		1,662,500
Stock Issued During Period, Value, Other	28,430	$ 200		28,230
Stock Issued During Period, Shares, Reverse Stock Splits		(29)
Stock Issued During Period, Value Reverse Stock Splits	0	$ (3,155)
Reverse stock split				3,155
Stock Issued During Period, Shares, Issued for Services		111,725
Stock Issued During Period, Value, Issued for Services	2,380	$ 13		2,367
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		804,058
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 96		(96)
Share-based Compensation	24,599			24,599
Balance at at Dec. 31, 2015	934,531	$ 287		1,567,905	(633,661)
Balance (in Shares) at Dec. 31, 2015		28,686,561
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(124,835)				(124,835)
Stock Issued During Period, Shares, New Issues		44,000,000
Stock Issued During Period, Value, New Issues	128,112	$ 440		127,672
Stock Issued During Period, Shares, Issued for Services		51,679
Stock Issued During Period, Value, Issued for Services	198	$ 0		198
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		2,560,436
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 26		(26)
Share-based Compensation	18,609			18,609
Balance at at Dec. 31, 2016	$ 956,615	$ 753		1,714,358	(758,496)
Balance (in Shares) at Dec. 31, 2016	75,298,676	75,298,676
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ (59,726)				(59,726)
Stock Issued During Period, Shares, Issued for Services		12,946
Stock Issued During Period, Value, Issued for Services	82	$ 0		82
Stock Issued During Period, Shares, Purchase of Assets		910,802
Stock Issued During Period, Value, Purchase of Assets	7,377	$ 9		7,368
Warrants issued for vessel purchase	12,900			12,900
Purchase of common stock for treasury		1,465,448
Treasury Stock, Common, Shares	11,004		$ 11,004
Cash dividends declared on common stock ($.02 per common share)	(1,509)			(1,509)
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures		145,388
Stock Issued During Period, Value, Restricted Stock Award, Net of Forfeitures	0	$ 0		0
Share-based Compensation	12,645			12,645
Balance at at Dec. 31, 2017	$ 917,380	$ 762	$ 11,004	$ 1,745,844	$ (818,222)
Balance (in Shares) at Dec. 31, 2017	74,902,364	74,902,364